Taxation (Tables)	6 Months Ended
Jun. 30, 2026
Taxation [Abstract]
Schedule of Provisions For Income Taxes

The provisions for income taxes for the six months ended June 30, 2026 and 2025 are summarized as follows:

	Six months ended June 30,
In thousands of USD	2026	2025
Current income tax expense (benefits)	(84)	1,420
Deferred income tax expense (benefits)	(15,037)	(4,943)
Total	(15,121)	(3,523)

Schedule of Unused Tax Losses

The amount of such unused tax losses will expire as follows:

Tax Jurisdiction	Amount in thousands of USD	Earliest year of expiration if not utilized
Singapore	137,477	Indefinitely
United States	176,653	Indefinitely
Bhutan	71,116	Indefinitely
Norway	25,369	Indefinitely
Malaysia	8,679	2036
Hong Kong	4,169	Indefinitely
Ethiopia	1,919	2030
United Arab Emirates	226	Indefinitely
Vietnam	54	2031
Thailand	9	2028
Total	425,671